Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Main Street Fund))	0 Months Ended
	Dec. 29, 2011
Class A
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.99%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.99%
Class B
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	2.00%
Fee Waiver and Expense Reimbursement	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.89%
Class C
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.73%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.73%
Class I
Operating Expenses:
Management Fees	0.46%	[2]
Distribution and/or Service (12b-1) Fees	none	[2]
Other Expenses	0.05%	[2]
Total Annual Fund Operating Expenses	0.51%	[2]
Fee Waiver and Expense Reimbursement	none	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.51%	[2]
Class N
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	0.49%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.23%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.23%
Class Y
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.57%
Fee Waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.57%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for classes A, B, C, N and Y to 0.35% of average annual net assets per class. Each of these limitations may not be amended or withdrawn until one year after the date of this prospectus.
[2]	Estimated expenses for the first full fiscal year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.